UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas S. Galvin
Title:    CFO
Phone:    (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin              Southport, CT               August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $230,207
                                         (thousands)



List of Other Included Managers:

No.   Form 13F File Number    Name


1.    028-13190               Southport Management Limited Partnership

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010
COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6       COL 7           COLUMN 8

                                                        VALUE    SHS OR    SH/ PUT/  INVESTMENT      OTHR        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000) PRN AMT   PRN CALL  DISCRETION      MGRS     SOLE   SHARED     NONE
ADVENT SOFTWARE INC          COM             007974108   9,782     208,300 SH        SHARED DEFINED   1                208,300
AERCAP HOLDINGS NV           SHS             N00985106     322      31,000 SH        SHARED DEFINED   1                 31,000
AGNICO EAGLE MINES LTD       COM             008474108     421       6,930 SH        SHARED DEFINED   1                  6,930
ALCATEL-LUCENT               SPONSORED ADR   013904305      29      11,322 SH        SHARED DEFINED   1                 11,322
AMERICAN EXPRESS CO          COM             025816109     240       6,054 SH        SOLE            NONE    6,054
ANADARKO PETE CORP           COM             032511107   2,656      73,600 SH        SHARED DEFINED   1                 73,600
APPLE INC                    COM             037833100   7,693      30,585 SH        SHARED DEFINED   1                 30,585
ARIBA INC                    COM NEW         04033V203     854      53,600 SH        SHARED DEFINED   1                 53,600
ARM HLDGS PLC                SPONSORED ADR   042068106   3,065     247,190 SH        SHARED DEFINED   1                247,190
BAXTER INTL INC              COM             071813109     236       5,800 SH        SOLE            NONE    5,800
BEMIS INC                    COM             081437105  13,568     502,510 SH        SHARED DEFINED   1                502,510
BIOSANTE PHARMACEUTICALS INC COM NEW         09065V203     123      70,000 SH        SOLE            NONE   70,000
BMC SOFTWARE INC             COM             055921100   3,892     112,375 SH        SHARED DEFINED   1                112,375
BRISTOL MYERS SQUIBB CO      COM             110122108   7,482     300,000 SH        SOLE            NONE  300,000
BRUNSWICK CORP               COM             117043109   1,310     105,400 SH        SHARED DEFINED   1                105,400
CAVIUM NETWORKS INC          COM             14965A101   4,852     185,260 SH        SHARED DEFINED   1                185,260
CEPHALON INC                 COM             156708109   3,870      68,200 SH        SHARED DEFINED   1                 68,200
CHICOS FAS INC               COM             168615102     119      12,000 SH        SOLE            NONE   12,000
CISCO SYS INC                COM             17275R102   1,526      71,600 SH        SOLE            NONE   71,600
CLEAN ENERGY FUELS CORP      COM             184499101     197      13,200 SH        SOLE            NONE   13,200
COMBINATORX INC              COM             20010A103     143      98,520 SH        SOLE            NONE   98,520
CONOCOPHILLIPS               COM             20825C104  13,557     276,165 SH        SHARED DEFINED   1                276,165
CONTINENTAL RESOURCES INC    COM             212015101   6,031     135,165 SH        SHARED DEFINED   1                135,165
CROWN CASTLE INTL CORP       COM             228227104  15,988     429,093 SH        SHARED DEFINED   1                429,093
E M C CORP MASS              COM             268648102  11,599     633,850 SH        SHARED DEFINED   1                633,850
EDGAR ONLINE INC             COM             279765101   2,791   2,163,504 SH        SHARED DEFINED   1              2,163,504
EVEREST RE GROUP LTD         COM             G3223R108   4,180      59,100 SH        SHARED DEFINED   1                 59,100
EXPEDITORS INTL WASH INC     COM             302130109   2,347      68,000 SH        SHARED DEFINED   1                 68,000
EXXON MOBIL CORP             COM             30231G102     862      15,100 SH        SHARED DEFINED   1                 15,100
FIBERTOWER CORP              COM NEW         31567R209     142      30,000 SH        SOLE            NONE   30,000
GOLDCORP INC NEW             COM             380956409     859      19,590 SH        SHARED DEFINED   1                 19,590
HAVERTY FURNITURE INC        COM             419596101     408      33,200 SH        SHARED DEFINED   1                 33,200
HMS HLDGS CORP               COM             40425J101   2,515      46,380 SH        SHARED DEFINED   1                 46,380
HONEYWELL INTL INC           COM             438516106     332       8,500 SH        SOLE            NONE    8,500
ISHARES COMEX GOLD TR        ISHARES         464285105     268      22,000 SH        SHARED DEFINED   1                 22,000
KIMBERLY CLARK CORP          COM             494368103   3,866      63,770 SH        SHARED DEFINED   1                 63,770
LAM RESEARCH CORP            COM             512807108   5,132     134,850 SH        SHARED DEFINED   1                134,850
LIBERTY GLOBAL INC           COM SER A       530555101   9,733     374,480 SH        SHARED DEFINED   1                374,480
LULULEMON ATHLETICA INC      COM             550021109   2,330      62,600 SH        SHARED DEFINED   1                 62,600
LUMBER LIQUIDATORS HLDGS INC COM             55003T107   1,043      44,700 SH        SHARED DEFINED   1                 44,700
MCKESSON CORP                COM             58155Q103  10,337     153,920 SH        SHARED DEFINED   1                153,920
MEAD JOHNSON NUTRITION CO    COM             582839106     662      13,201 SH        SOLE            NONE   13,201
MERCK & CO INC NEW           COM             58933Y105   4,439     126,950 SH        SHARED DEFINED   1                126,950
MICROSOFT CORP               COM             594918104     640      27,800 SH        SHARED DEFINED   1                 27,800
NAVISITE INC                 COM NEW         63935M208     133      50,600 SH        SOLE            NONE   50,600
OCCIDENTAL PETE CORP DEL     COM             674599105  13,515     175,175 SH        SHARED DEFINED   1                175,175
OFFICEMAX INC DEL            COM             67622P101   1,135      86,900 SH        SHARED DEFINED   1                 86,900
QUALCOMM INC                 COM             747525103   3,710     112,960 SH        SHARED DEFINED   1                112,960
REPROS THERAPEUTICS INC      COM             76028H100      54     150,000 SH        SOLE            NONE  150,000
RESEARCH IN MOTION LTD       COM             760975102   1,594      32,350 SH        SHARED DEFINED   1                 32,350
RYANAIR HLDGS PLC            SPONSORED ADR   783513104   4,807     177,435 SH        SHARED DEFINED   1                177,435
SBA COMMUNICATIONS CORP      COM             78388J106   1,374      40,400 SH        SOLE            NONE   40,400
SHUTTERFLY INC               COM             82568P304     751      31,355 SH        SOLE            NONE   31,355
SPDR GOLD TRUST              GOLD SHS        78463V107   2,619      21,525 SH        SHARED DEFINED   1                 21,525
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698     647      28,000 SH        SOLE            NONE   28,000
STANDARD PAC CORP NEW        COM             85375C101     386     115,900 SH        SHARED DEFINED   1                115,900
TALEO CORP                   CL A            87424N104   3,101     127,650 SH        SHARED DEFINED   1                127,650
TARGET CORP                  COM             87612E106   1,524      31,000 SH        SHARED DEFINED   1                 31,000
TERADATA CORP DEL            COM             88076W103   2,134      70,000 SH  CALL  SOLE            NONE   70,000
TEVA PHARMACEUTICAL INDS LTD ADR             881624209  12,985     249,750 SH        SHARED DEFINED   1                249,750
TIMBERLINE RES CORP          COM             887133106      47      50,000 SH        SOLE            NONE   50,000
TJX COS INC NEW              COM             872540109  11,405     271,860 SH        SHARED DEFINED   1                271,860
VIRTUALSCOPICS INC           COM             928269109     100      88,500 SH        SOLE            NONE   88,500
WASTE CONNECTIONS INC        COM             941053100   1,040      29,800 SH        SHARED DEFINED   1                 29,800
WEATHERFORD INTERNATIONAL LT REG             H27013103   2,300     175,000 SH  CALL  SOLE            NONE  175,000
WEST COAST BANCORP ORE NEW   COM             952145100     153      60,000 SH        SOLE            NONE   60,000
WESTPORT INNOVATIONS INC     COM NEW         960908309     911      58,040 SH        SHARED DEFINED   1                 58,040
XYRATEX LTD                  COM             G98268108   1,347      95,200 SH        SHARED DEFINED   1                 95,200




SK 02721 0016 1122964